DERIVATIVE FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments Total [Member]
IfrsStatementLineItems [Line Items]
Nominal value	R$ 3,857,952,518	R$ 4,069,995,617
Original amortized cost	333,487	(129,754)
Mark-to-market adjustment	3,260,887	883
Fair value	3,594,374	(128,871)
Purchase Commitments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	211,703,083	164,372,715
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	178,029,255	132,161,908
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	22,985,640	14,481,278
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	10,688,188	17,729,529
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	685,622,189	1,030,322,549
Original amortized cost	1,151,336	3,175,395
Mark-to-market adjustment	27,409	257,087
Fair value	1,178,745	3,432,482
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	529,190,365	928,351,318
Original amortized cost	504,563	2,354,374
Mark-to-market adjustment	34,350
Fair value	538,913	2,354,374
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	3,949,723	4,580,443
Original amortized cost	156,053	77,305
Mark-to-market adjustment	(42,981)	20,244
Fair value	113,072	97,549
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	152,482,101	97,390,788
Original amortized cost	490,720	743,716
Mark-to-market adjustment	36,040	236,843
Fair value	526,760	980,559
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	64,273,935	34,113,304
Original amortized cost	2,540,319	(855,134)
Mark-to-market adjustment	(11,634)	(3,953)
Fair value	2,528,685	(859,087)
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	62,442,929	33,043,985
Original amortized cost	2,569,853	(849,505)
Mark-to-market adjustment		(551)
Fair value	2,569,853	(850,056)
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	1,831,006	1,069,319
Original amortized cost	(29,534)	(5,629)
Mark-to-market adjustment	(11,634)	(3,402)
Fair value	(41,168)	(9,031)
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	161,641,895	220,715,317
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	95,605,090	163,879,990
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	48,246,297	49,212,584
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	17,790,508	7,622,743
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	672,980,325	1,022,551,043
Original amortized cost	(1,779,852)	(2,071,414)
Mark-to-market adjustment	123,200	(165,205)
Fair value	(1,656,652)	(2,236,619)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	513,818,125	919,050,649
Original amortized cost	(440,226)	(719,366)
Fair value	(440,226)	(719,366)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	6,870,683	4,573,904
Original amortized cost	(220,375)	(68,382)
Mark-to-market adjustment	(180,480)	47,472
Fair value	(400,855)	(20,910)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	152,291,517	98,926,490
Original amortized cost	(1,119,251)	(1,283,666)
Mark-to-market adjustment	303,680	(212,677)
Fair value	(815,571)	(1,496,343)
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	47,310,325	28,256,407
Original amortized cost	(1,099,617)	772,080
Mark-to-market adjustment	(17,442)	(8,496)
Fair value	(1,117,059)	763,584
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	46,463,548	24,698,728
Original amortized cost	(1,522,017)	449,969
Fair value	(1,522,017)	449,969
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	846,777	3,557,679
Original amortized cost	422,400	322,111
Mark-to-market adjustment	(17,442)	(8,496)
Fair value	404,958	313,615
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	1,080,360,424	786,364,992
Original amortized cost	9,792,714	6,973,332
Mark-to-market adjustment	3,841,711	828,588
Fair value	13,634,425	7,801,920
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	57,567,711	45,590,283
Original amortized cost	949,727	1,799,507
Mark-to-market adjustment	3,611,358	1,093,110
Fair value	4,561,085	2,892,617
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	319,020,245	194,344,754
Original amortized cost	7,213,979	2,960,898
Mark-to-market adjustment	258,094	(345,557)
Fair value	7,472,073	2,615,341
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	10,857,508	5,122,473
Original amortized cost	694,164	749,268
Mark-to-market adjustment	485,668	83,693
Fair value	1,179,832	832,961
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	692,873,598	541,219,843
Original amortized cost	893,378	1,389,077
Mark-to-market adjustment	(513,808)	(5,992)
Fair value	379,570	1,383,085
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments IGPM [Member]
IfrsStatementLineItems [Line Items]
Nominal value	41,362	87,639
Original amortized cost	41,466	74,582
Mark-to-market adjustment	399	3,334
Fair value	41,865	77,916
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	934,060,342	783,299,290
Original amortized cost	(10,271,413)	(8,124,013)
Mark-to-market adjustment	(702,357)	(907,138)
Fair value	(10,973,770)	(9,031,151)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	246,185,275	32,577,474
Original amortized cost	(1,575,404)	(1,721,999)
Mark-to-market adjustment	(832,866)	(1,190,305)
Fair value	(2,408,270)	(2,912,304)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	202,546,445	284,842,617
Original amortized cost	(7,735,810)	(2,985,854)
Mark-to-market adjustment	208,073	(109,307)
Fair value	(7,527,737)	(3,095,161)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	7,770,763	27,348,820
Original amortized cost	(581,310)	(1,443,388)
Mark-to-market adjustment	17,110	1,020,992
Fair value	(564,200)	(422,396)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	477,454,859	438,339,819
Original amortized cost	(221,059)	(1,734,296)
Mark-to-market adjustment	(93,611)	(614,622)
Fair value	(314,670)	(2,348,918)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments IGPM [Member]
IfrsStatementLineItems [Line Items]
Nominal value	103,000	190,560
Original amortized cost	(157,830)	(238,476)
Mark-to-market adjustment	(1,063)	(13,896)
Fair value	R$ (158,893)	R$ (252,372)